Note 16 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from contract with customer	$ 32	$ 571	$ 52	$ 1,207	$ 1,464	$ 3,647
Transferred at Point in Time [Member]
Revenue from contract with customer	6	245	26	370	477	1,982
Transferred over Time [Member]
Revenue from contract with customer	26	326	26	837	987	1,665
UNITED STATES
Revenue from contract with customer	26	443	41	990	1,223	2,471
Europe [Member]
Revenue from contract with customer	6	128	11	160	184	920
Asia [Member]
Revenue from contract with customer	$ 0	$ 0	$ 0	$ 57	$ 57	$ 256